Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	19.68553%	29.41344%	38.27%	(26.99%)	29.23%	29.02%	31.02%	(7.71%)	28.94%	4.75%
Schwab Core Equity Fund | Schwab Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	13.60965%	25.45061%	22.79%	(17.95%)	27.55%	11.93%	29.50%	(9.26%)	24.16%	6.93%
Schwab International Core Equity Fund | Schwab International Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	38.7042%	9.05217%	19.95%	(15.31%)	11.01%	4.63%	19.17%	(18.27%)	25.45%	1.84%
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	14.82587%	17.04563%	6.90%	(5.81%)	28.12%	(4.33%)	24.31%	(12.05%)	15.67%	10.88%
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	14.57792%	10.06478%	19.88%	(14.07%)	29.54%	7.63%	17.89%	(12.13%)	10.04%	23.63%
Schwab Health Care Fund | Schwab Health Care Fund
Prospectus [Line Items]
Annual Return [Percent]	15.91297%	0.10432%	0.65%	(4.67%)	23.29%	12.86%	17.64%	3.98%	20.20%	(4.35%)
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	17.88148%	24.96457%	26.25%	(18.13%)	28.66%	18.39%	31.44%	(4.42%)	21.79%	11.82%
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund
Prospectus [Line Items]
Annual Return [Percent]	12.90645%	11.57897%	17.06%	(20.42%)	14.81%	20.13%	25.60%	(10.95%)	14.68%	21.33%
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Annual Return [Percent]	17.05951%	23.84534%	26.04%	(19.53%)	25.63%	20.71%	30.88%	(5.30%)	21.06%	12.58%
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Annual Return [Percent]	18.5587%	33.29531%	42.66%	(29.16%)	27.53%	38.43%	36.29%	(1.56%)
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Annual Return [Percent]	15.87981%	14.37241%	11.44%	(7.59%)	25.12%	2.65%	26.46%	(8.37%)
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Annual Return [Percent]	10.56996%	15.29843%	17.19%	(17.30%)	22.54%	17.03%	30.45%	(9.13%)
Schwab International Index Fund | Schwab International Index Fund
Prospectus [Line Items]
Annual Return [Percent]	31.56457%	3.54259%	18.17%	(14.28%)	11.30%	8.14%	21.87%	(13.33%)	25.28%	1.08%
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Annual Return [Percent]	17.03098%	16.77822%	18.15%	(6.87%)	31.58%	9.16%	28.88%	(7.27%)	17.05%	16.31%
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Annual Return [Percent]	7.67436%	9.00155%	20.14%	(14.73%)	30.89%	8.50%	24.42%	(12.05%)	12.75%	23.48%
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Annual Return [Percent]	41.03282%	2.25979%	19.92%	(7.93%)	14.43%	4.36%	18.09%	(13.91%)	23.92%	7.43%
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Annual Return [Percent]	36.12279%	1.26622%	14.83%	(14.87%)	9.74%	7.51%	19.58%	(18.57%)	29.08%	9.10%
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Annual Return [Percent]	29.16747%	12.29847%	14.89%	(15.52%)	13.94%	(3.00%)	19.47%	(9.93%)	26.42%	31.89%